Equity and Equity-based Compensation - Summary of SARs and Options (Details) - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Exercised (in usd per share)	$ 2.05
Stock appreciation rights
Number of units
Beginning balance (in shares)	5,014	0
Exercised (in shares)	0
Forfeited (in shares)	(122)	(14)
Ending balance (in shares)	4,892	5,014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (in usd per share)	$ 2.95	$ 0
Exercised (in usd per share)	0
Forfeited (in usd per share)	6.13	3.56
Ending balance (in usd per share)	$ 2.88	$ 2.95
Stock options
Number of units
Beginning balance (in shares)	5,461	0
Exercised (in shares)	(10)
Forfeited (in shares)	(35)	(92)
Ending balance (in shares)	5,416	5,461
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (in usd per share)	$ 0.91	$ 0
Forfeited (in usd per share)	1.87	1.64
Ending balance (in usd per share)	$ 0.91	$ 0.91